                      SELECT DIMENSIONS (SERIES II AND IIR)
                            SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-69491

                    SUPPLEMENT DATED NOVEMBER 18, 2004
           TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004

                    SUPPLEMENT DATED NOVEMBER 18, 2004
               TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the statement of additional information are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL
                 INFORMATION FOR FUTURE REFERENCE.

HV-5106